September 4, 2009

BY EDGAR SUBMISSION

Reid S. Hooper, Esq.

Staff Attorney

United States Securities and Exchange Commission

Washington, D.C. 20549

Re:	Profit Planners Management, Inc. Form S-1 filed July 10, 2009,
File No. 333-160513

Dear Mr. Hooper,

In response to your letter to the company dated August 28, 2009, we have revised our Amendment #1 to Form S-1 (the “Form S-1”) to address your comments. In order for you to be able to easily track our changes, this letter contains your original comments by paragraph number and our revised disclosure in response thereto.

Comment:

General

1.         We note your response to our prior comment one in our letter dated July 28, 2009, and the accompanying disclosure in the registration statement discussing a private placement transaction conducted on August 7, 2009. Please advise how the selling shareholders who took place in the August 7, 2009, private placement became aware of the investment opportunity with the company. Tell us whether they had pre-existing relationships with the company or Mr. Ramjeet.

Response:

The four (4) purchasers of the shares sold by the company in the August 7, 2009 became aware of the investment opportunity through either their connection to other shareholders in the company, or through a pre-existing relationship with Mr. Ramjeet. In the first instance, Mr. Richard Stone and Ms. Cindy Hiles both have a family relationship with Mr. Ron Stone, who purchased shares in the company in the February 13, 2009 private sale by the company. Each of Mr. Richard Stone and Ms. Hiles were referred to Mr. Ramjeet as potential investors by Mr. Ron Stone, and neither had a pre-existing relationship with the company or Mr. Ramjeet. Mr. Ron Stone is not affiliate of the company or an affiliate of any entity owned or controlled by Mr. Ramjeet.

Robert & Kathleen Phillipson were referred to Mr. Ramjeet as potential investors by Mr. Alexander Hart, and neither had a pre-existing relationship with the company or Mr. Ramjeet. Mr. Hart purchased shares in the company in the February 13, 2009 private placement. Mr. Hart is a Certified Public Accountant employed by Profit Planners, Inc. and he owns 33% of CPA Tax Strategies, Inc. Mr. Ramjeet also owns 33% of CPA Tax Strategies, Inc. Mr. Hart is not an employee, control person or affiliate of any other entity owned or controlled by Mr. Ramjeet.

Mr. Paul Sendro became aware of the investment opportunity through his relationship with Mr. Ramjeet. Mr. Sendro is the former CEO of a company for which Mr. Ramjeet has done consulting work in the past. Mr. Sendro does not have any pre-existing relationship with the company, and other than consulting engagement disclosed above, he does not have any pre-existing relationship with Mr. Ramjeet. Mr. Sendro is not affiliate of the company or an affiliate of any entity owned or controlled by Mr. Ramjeet.

No commissions, finders fees, placement agent fees, or other compensation was paid to any persons in connection with any of the private sales of the company’s common stock.

Comment:

Selling Shareholders, page 12

2.         Please revise your disclosure to clearly describe the transaction(s) in which each of the selling shareholders acquired the shares being offered. Specifically discuss how and when each selling shareholder acquired their shares.

Response:

In response to your Comment #2 we have added the following disclosure to the Selling Stockholders section of the Form S-1 at page 12 to clarify how each of the Selling Stockholders acquired their shares of common stock:

“On February 13, 2009, we closed a private transaction with thirteen persons, including our current officers and directors and certain affiliates thereof, whereby we issued 10,000,000 shares of our common stock at a price of $.001 per share for total proceeds to us of $10,000. The following Selling Stockholders purchased shares of our common stock for cash in the February 13, 2009 private transaction: Wesley Ramjeet, our CEO and director, Bradley L. Steere II, our Secretary and director, Ron Stone, Debbie Ramjeet, Jacquelyn Peters, Jennifer Anglade, Stella Vida, Qiao Xia Chen, Alexander Hart, Andre Ragnauth, and Kelvin Chen. The shares were issued at a price of $0.001 per share for total cash in the amount of $10,000. The shares bear a restrictive transfer legend. The February 2009 private sale involved no general solicitation, and was conducted in reliance on the exemption from registration contained in Section 4(2) of the Securities Act of 1933. Each of the investors was provided with detailed disclosure of the material facts of the company and were given the opportunity to ask questions and request any additional information. Each of the investors in the February 2009 private transaction made an independent decision to acquire shares of the company and the sales closed on February 13, 2009.

On August 7, 2009, we closed a second private transaction with four investors whereby we issued an additional 416,669 shares of our common stock at a price of $.03 per share for total proceeds to us of $12,500. The investors in the August 2009 private transaction are not affiliates, are not controlled by our affiliates, and they are not now, and have not at any time in the past been, officers or directors of ours or any of our affiliates. The following Selling Stockholders purchased shares of our common stock for cash in the August 7, 2009 private transaction: Richard Stone, Cindy Hiles, Paul Sendro and Robert & Kathleen Phillipson. The shares were issued at a price of $0.03 per share for total cash in the amount of $12,500. The shares bear a restrictive transfer legend. The August 2009 private sale involved no general solicitation, and was conducted in reliance on the exemption from registration contained in Section 4(2) of the Securities Act of 1933. Each of the investors was provided with detailed disclosure of the material facts of the company and were given the opportunity to ask questions and request any additional information. Each of the investors in the August 2009 private transaction made an independent decision to acquire shares of the company and the sales closed on August 7, 2009.”

Comment:

Description of Business, page 16

3.         We note your disclosure on page 16 that you provide short-term (one to three month) engagements of an outside chief financial officer to companies. Further, we note your discussion on page 17, stating that your current customers Micro-Cap Review, Inc. and 3A Media have six-month agreements in place with the company, with options to renew for successive one-year terms. Thus, based on your disclosure on page 17, it appears you provide engagements for a period longer than the short-term basis discussed on page 16. Please reconcile.

Response:

In response to your Comment #3 we have revised our disclosure at pages 16 and 17, and throughout the Form S-1, to clarify that our agreements for general accounting services will be for terms longer than one to three months and that our agreements with 3A Media and Micro-Cap Review are for general accounting services as well as CFO services.

Comment:

4.         Clarify your disclosure on page 17 discussing whom the company will focus its marketing efforts on over the next 12 months. We note conflicting disclosure related to independent clients versus “companies with whom our CEO has an ongoing relationship” with.

Response:

In response to your Comment #4 we have revised our disclosure in the first paragraph of our Marketing section on page 17 to read as follows:

“Our marketing efforts will be targeted to small to mid sized companies that are known to, located or identified by our CEO. We will also utilize our contacts with other professional service firms (law firms, investment bankers, venture capital firms and CPA audit firms) that provide services to the small and middle market sector for referrals of potential clients. Our focus will be on expanding our client base to include companies that are not affiliated with our CEO. We believe that this strategy will provide the best results given our limited marketing budget.”

Comment:

5.         We note Mr. Ramjeet’s and other selling shareholders’ affiliations with Profit Planners, Inc. (“a private consulting firm”) and CPA Tax Strategies. Explain whether these companies are competitors to the company. If so, revise to add a risk factor highlighting the potential conflicts of interest with respect to future engagement and explain how they will be resolved.

Response:

In response to your Comment #5 we have added the following risk factor to the Risk Factors section of the Form S-1:

“Potential Conflicts of Interest for Wesley Ramjeet, Our CEO and Director

Our CEO and director, Wesley Ramjeet, owns and operates a privately held consulting firm called Profit Planners, Inc. Profit Planners, Inc. markets itself to publicly-held corporations and provides such services as the preparation of financial statements for inclusion in SEC periodic reports, as well as advising on the suitability from an accounting standpoint of potential acquisition targets for public companies. In many cases the clients of Profit Planners, Inc. have Chief Financial Officers in place. Mr. Ramjeet is also the owner of 33% of CPA Tax Strategies, Inc., a privately held consulting firm that provides tax return preparation and tax advice services to businesses. As a result of his ownership of the above identified entities, Mr. Ramjeet may periodically have a conflict of interest with respect to our prospective clients and presenting the corporate opportunity to us rather than another entity that he wholly or partially owns.

We do however believe that there are enough differences in the services offered by us, the type of clients that we will be marketing ourselves to, and the terms of our engagement that the potential conflicts of interest identified above will be minimized. While Profit Planners, Inc. generally markets itself only to publicly-held companies, and CPA Tax Strategies, Inc. does not generally provide advice on the tax ramifications of potential corporate transactions, it is possible that the business areas of these companies will overlap with ours and that they could be competitors for our business. This overlap could result in a reduction in our business and reduce our revenue and negatively effect our results of operations.”

We trust that the foregoing appropriately addresses the issues raised by your recent comment letter.

Thank you in advance for your prompt review and assistance. If you have any questions on the content of this letter, please contact us for clarification

Very truly yours,
PROFIT PLANNERS MANAGEMENT, INC.

By:
Wesley Ramjeet
Chief Executive Officer